Convertible Notes Payable (Details Narrative 2) (USD $)								0 Months Ended
	Jun. 30, 2012	Jun. 28, 2012	Apr. 25, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 September 2011 Warrants Purea	Nov. 30, 2011 September2011NotesMember	Mar. 22, 2012 September2011NotesMember
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333				$ 2,050,000				$ 500,000
Common stock issued to notes payable holders								1,018,356
Number of warrants purchased		2,750,000	3,000,000	1,000,000			500,000
Exercise price (in dollars per unit)				0.60			1